Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of Goodwill

€ millions	Goodwill
Historical cost
1/1/2023	33,181
Foreign currency exchange differences	-848
Additions from business combinations	859
Retirements/disposals	-4,008
12/31/2023	29,184
Foreign currency exchange differences	1,415
Additions from business combinations	654
12/31/2024	31,253

Accumulated amortization
1/1/2023	104
Foreign currency exchange differences	-1
12/31/2023	103
Foreign currency exchange differences	2
12/31/2024	105

Carrying amount
12/31/2023	29,081
12/31/2024	31,148